RELATED PARTIES - Compensation to key senior managers (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure of transactions between related parties
Long-term employee benefits	$ 0		$ 1,000,000		$ 0
Share-based payment	9,000,000		0		3,000,000
Total compensation to directors and senior management	55,000,000		40,000,000		$ 51,000,000
Accrued payroll taxes	(3,000,000)		10,000,000			€ (3,000,000)	€ 9,000,000
Joint Group COO Kaan Terzioglu
Disclosure of transactions between related parties
Base salary	1,564,015	€ 1,323,000	1,508,380	€ 1,323,000
Annual incentive	2,003,894	1,695,094	1,060,789	930,418
Other	242,759	205,350	501,262	439,657
Long-term employee benefits	196,853	166,518	87,066	76,366
Share-based payment	2,551,245	2,158,098	100,394	88,056
Total compensation to directors and senior management	6,558,766	5,548,060	3,257,891	2,857,497
Sergi Herrero
Disclosure of transactions between related parties
Base salary	742,676	628,199	1,346,902	1,181,368
Annual incentive	736,572	623,036	877,486	769,643
Other	6,516,660	5,512,172	2,460,406	2,158,022
Long-term employee benefits	(171,144)	(144,764)	805,980	706,925
Share-based payment	(71,763)	(60,701)	66,933	58,707
Termination benefits expense	3,471,927	2,936,759
Total compensation to directors and senior management	11,224,928	9,494,701	5,557,707	4,874,665
Group CEO Ursula Burns
Disclosure of transactions between related parties
Base salary			1,325,676	1,162,750
Annual incentive			616,787	540,984
Other			632,001	554,328
Share-based payment	(122,891)	(103,954)	127,013	111,403
Total compensation to directors and senior management	(122,891)	(103,954)	2,701,477	2,369,465
Group CFO, Serkan Okandan
Disclosure of transactions between related parties
Base salary	1,532,096	1,296,000	985,064	864,000
Annual incentive	1,409,528	1,192,320	599,396	525,730
Other	1,508,718	1,276,225	339,005	297,341
Share-based payment	1,260,991	1,066,672	87,009	76,316
Total compensation to directors and senior management	5,711,333	4,831,217	2,010,474	1,763,387
Group CFO Trond Westlie
Disclosure of transactions between related parties
Base salary			19,165	16,810
Other			242,425	212,631
Share-based payment			(247,497)	(217,080)
Total compensation to directors and senior management	0	0	14,093	12,361
Acting Group CFO Murat Kirkgoz
Disclosure of transactions between related parties
Base salary			241,250	211,600
Annual incentive			91,554	80,302
Other			46,015	40,360
Share-based payment	(31,230)	(26,417)	(9,069)	(7,954)
Total compensation to directors and senior management	(31,230)	(26,417)	369,750	324,308
Group COO Kjell Johnsen
Disclosure of transactions between related parties
Other			341,276	299,333
Share-based payment			(247,497)	(217,080)
Total compensation to directors and senior management	0	0	93,779	82,253
Group General Counsel Scott Dresser
Disclosure of transactions between related parties
Base salary	1,536,825	1,300,000	1,482,157	1,300,000
Annual incentive	1,536,825	1,300,000	2,622,278	2,300,000
Other	1,198,557	1,013,859	27,477	24,100
Share-based payment	327,923	277,390	(74,708)	(65,526)
Termination benefits expense	3,103,204			2,625,000
Total compensation to directors and senior management	7,703,334	6,516,249	4,057,204	3,558,574
Chief Strategy Officer Alex Kazbegi
Disclosure of transactions between related parties
Base salary	169,169	143,100	631,057	553,500
Annual incentive	151,835	128,437	385,792	338,378
Other	170,158	143,936	118,714	104,124
Termination benefits expense	685,276			579,675
Total compensation to directors and senior management	1,176,438	995,148	1,135,563	996,002
Compliance Officer Joop Brakenhoff
Disclosure of transactions between related parties
Base salary	638,373	540,000	255,501	224,100
Annual incentive	587,303	496,800	168,525	147,813
Other	114,198	96,600	45,500	39,908
Share-based payment	552,631	467,471	10,005	8,775
Total compensation to directors and senior management	1,892,505	1,600,871	$ 479,531	€ 420,596
Group Head of Corporate Development Alex Bolis
Disclosure of transactions between related parties
Base salary	322,081	272,448
Annual incentive	283,431	239,754
Other	91,027	77,000
Share-based payment	390,975	330,726
Total compensation to directors and senior management	1,087,514	919,928
Group Head of Portfolio Management Dmitry Shvets
Disclosure of transactions between related parties
Base salary	433,078	365,854
Annual incentive	440,768	372,351
Other	13,342	11,271
Share-based payment	582,119	491,760
Total compensation to directors and senior management	1,469,307	1,241,236
Group Chief People Officer Michael Schulz
Disclosure of transactions between related parties
Base salary	281,051	237,741
Annual incentive	233,014	197,107
Other	32,938	27,862
Share-based payment	554,589	469,127
Total compensation to directors and senior management	$ 1,101,592	€ 931,837